Impairment and Other Charges - Schedule of Details of Impairment of Long-Lived Assets Held and Used by Asset (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Details of Impairment of Long-Lived Assets Held and Used by Asset [Abstract]
Operating lease right-of-use asset	$ 861
Manufacturing Facility closing costs	112
Severance costs	182	32
Total impairment and other charges	$ 1,155	$ 32